Expense Example {- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund-K PRO-10 - Fidelity® Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund-Class K	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726